CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 0	$ 0	$ 31,602	$ 0	$ (30,023)	$ 1,579
Balance (in shares) at Dec. 31, 2014	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	0	0	(61,422)	(61,422)
Ionis investment in Akcea	0	0	8,689	0	0	8,689
Change in unrealized gains (losses), net of tax	0	0	0	(75)	0	(75)
Currency translation adjustment						0
Issuance of stock	$ 100,000	0	0	0	0	100,000
Issuance of stock (in shares)	28,885
Stock-based compensation expense	$ 0	0	6,496	0	0	6,496
Balance at Dec. 31, 2015	$ 100,000	$ 0	46,787	(75)	(91,445)	55,267
Balance (in shares) at Dec. 31, 2015	28,885	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	0	0	(83,217)	(83,217)
Change in unrealized gains (losses), net of tax	0	0	0	75	0	75
Currency translation adjustment	0	0	0	(21)	0	(21)
Stock-based compensation expense	0	0	10,149	0	0	10,149
Balance at Dec. 31, 2016	$ 100,000	$ 0	56,936	(21)	(174,662)	(17,747)
Balance (in shares) at Dec. 31, 2016	28,885	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	0	0	(121,559)	(121,559)
Change in unrealized gains (losses), net of tax	0	0	0	(337)	0	(337)
Currency translation adjustment	0	0	0	(93)	0	(93)
Conversion of convertible preferred stock to common stock	$ (100,000)	$ 29	99,971	0	0	0
Conversion of convertible preferred stock to common stock (in shares)	(28,885)	28,885
Issuance of stock	$ 0	$ 18	132,273	0	0	132,291
Issuance of stock (in shares)		17,969
Issuance of common stock in connection with conversion of line of credit with Ionis Pharmaceuticals Inc. together with accrued interest	0	$ 14	107,717	0	0	107,731
Issuance of common stock in connection with conversion of line of credit with Ionis Pharmaceuticals Inc. together with accrued interest (in shares)		13,438
Issuance of common stock in connection with private placement	0	$ 6	49,994	0	0	50,000
Issuance of common stock in connection with private placement (in shares)		6,250
Stock-based compensation expense	0	$ 0	17,539	0	0	17,539
Balance at Dec. 31, 2017	$ 0	$ 67	$ 464,430	$ (451)	$ (296,221)	$ 167,825
Balance (in shares) at Dec. 31, 2017	0	66,542